Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	TOCQUEVILLE TRUST
Central Index Key	0000801444
Amendment Flag	false
Document Creation Date	Feb. 23, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
The Tocqueville Fund | The Tocqueville Fund
Prospectus:
Trading Symbol	TOCQX
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund
Prospectus:
Trading Symbol	TOPPX
The Tocqueville International Value Fund | The Tocqueville International Value Fund
Prospectus:
Trading Symbol	TIVFX
The Tocqueville Gold Fund | The Tocqueville Gold Fund
Prospectus:
Trading Symbol	TGLDX
The Delafield Fund | The Delafield Fund
Prospectus:
Trading Symbol	DEFIX
The Tocqueville Select Fund | The Tocqueville Select Fund
Prospectus:
Trading Symbol	TSELX